April 30, 2019	11 Greenway Plaza, Suite 1000
VIA EDGAR	Houston, TX 77046
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Telephone (toll free) 800 349 0953 Telephone 713 626 1919 Facsimile 713 214 4343 www.invesco.com

RE:	Invesco Exchange Fund

Amendment No. 65

(’40 Act File No. 811-02611)

Ladies and Gentlemen:

Invesco Exchange Fund (the “Registrant”) hereby files via EDGAR one electronically signed copy of Amendment No. 65 to the Registrant’s Registration Statement, complete with exhibits filed therewith (the “Exhibits”). The Registration Statement and Exhibits thereto are filed pursuant to Rule 8b-16 of the General Rules and Regulations (the “1940 Act Rules”) of the Securities and Exchange Commission (the “Commission”) promulgated under the Investment Company Act of 1940, as amended.

Should the staff have any questions regarding the foregoing, please call Peter Davidson at (713) 214-7888.

Very truly yours,

/s/ Peter Davidson
Peter Davidson